Exhibit 99.01

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc. (“TRS”), as Servicer pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended and restated and as otherwise amended and supplemented, the “Pooling and Servicing Agreement”), among TRS, American Express Receivables Financing Corporation III LLC, as transferor (the “Transferor”), and The Bank of New York Mellon, as trustee (the “Trustee”), does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on February 15, 2023 and covers activity from January 01, 2023 through January 31, 2023.

5.

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of February.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Chaya E. Segal
Name:	Chaya E. Segal
Title:	Director, ABS Operations

A.	Trust Activity

Trust Totals
Record Date	January 31, 2023
Number of days in Monthly Period	31
Beginning Number of Accounts	15,300,615
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	27,231,196,692.93
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	27,231,196,692.93
Finance Charge Collections (excluding Recoveries)	685,157,570.75
Collections of Discount Option Receivables	0.00
Recoveries	10,908,554.21
Total Collections of Finance Charge Receivables	696,066,124.96
Total Collections of Principal Receivables	13,395,708,441.36
Monthly Payment Rate	47.6057%
Defaulted Amount	31,956,630.33
Annualized Default Rate	1.4405%
Annualized Default Rate, Net of Recoveries	0.9488%
Trust Portfolio Yield	28.7147%
New Principal Receivables	12,316,142,318.66
Ending Number of Accounts	15,294,398
Ending Principal Receivables Balance	26,119,673,939.90
Ending Required Minimum Principal Balance	15,453,531,710.00
Ending Transferor Amount	11,677,120,939.90
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	26,119,673,939.90
Ending Total Receivables	27,379,908,180.27

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1

2018-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	3.96%	27,540,357.01	431,604.80	530,010,841.90	1,264,387.07
2021-1	3,142,859,000.00	3,142,859,000.00	0.00	220,000,130.00	21.76%	151,471,674.39	2,373,821.84	2,915,054,065.32	6,954,115.61
2022-1	1,428,574,000.00	1,428,574,000.00	0.00	100,000,180.00	9.89%	68,850,844.33	1,079,011.23	1,325,026,177.22	3,160,965.46
2022-2	3,142,859,000.00	3,142,859,000.00	0.00	220,000,130.00	21.76%	151,471,674.39	2,373,821.84	2,915,054,065.32	6,954,115.61
2022-3	2,571,435,000.00	2,571,435,000.00	0.00	180,000,450.00	17.80%	123,931,606.55	1,942,221.58	2,385,048,788.53	5,689,741.81
2022-4	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	7.91%	55,080,665.83	863,208.84	1,060,020,756.27	2,528,771.93

Total	12,000,016,000.00	12,000,016,000.00	0.00	840,001,120.00	83.09%	578,346,822.50	9,063,690.13	11,130,214,694.56	26,552,097.49
Group 2
2012-A	0.00	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2018-3	574,715,000.00	574,715,000.00	0.00	40,230,050.00	3.98%	27,698,679.24	434,085.98	533,057,734.11	1,271,655.70
2018-5	689,656,000.00	689,656,000.00	0.00	48,275,920.00	4.78%	33,238,318.70	520,901.66	639,667,425.89	1,525,982.41
2018-7	603,451,000.00	603,451,000.00	0.00	42,241,570.00	4.18%	29,083,625.25	455,790.46	559,710,852.69	1,335,239.03
2018-9	574,715,000.00	574,715,000.00	0.00	40,230,050.00	3.98%	27,698,679.24	434,085.98	533,057,734.11	1,271,655.70
Total	2,442,537,000.00	2,442,537,000.00	0.00	170,977,590.00	16.91%	117,719,302.43	1,844,864.08	2,265,493,746.80	5,404,532.84
Trust	14,442,553,000.00	14,442,553,000.00	0.00	1,010,978,710.00	100.00%	696,066,124.93	10,908,554.21	13,395,708,441.36	31,956,630.33

C.	Group Allocations

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2018-2	571,430,000.00	14,606,521.71	1,392,621.82	670,590.33	952,383.33	0.00	3,015,595.48	14,589,108.69	0.00	11,573,513.21
2021-1	3,142,859,000.00	80,335,716.06	2,805,986.35	3,688,239.79	5,238,098.33	0.00	11,732,324.47	75,386,525.60	0.00	63,654,201.13
2022-1	1,428,574,000.00	36,516,278.72	2,759,232.24	1,676,474.66	2,380,956.66	0.00	6,816,663.56	35,750,426.33	0.00	28,933,762.77
2022-2	3,142,859,000.00	80,335,716.06	9,315,632.80	3,688,239.79	5,238,098.33	0.00	18,241,970.92	81,896,172.05	0.00	63,654,201.13
2022-3	2,571,435,000.00	65,729,347.71	8,444,761.94	3,017,656.50	4,285,725.00	0.00	15,748,143.44	67,828,952.88	0.00	52,080,809.44
2022-4	1,142,859,000.00	29,213,017.87	4,892,461.92	1,341,179.49	1,904,765.00	0.00	8,138,406.41	31,285,412.58	0.00	23,147,006.17

Total	12,000,016,000.00	306,736,598.13	29,610,697.07	14,082,380.56	20,000,026.65	0.00	63,693,104.28	306,736,598.13	0.00	243,043,493.85

Group 2
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2018-3	574,715,000.00	14,690,490.74	2,154,201.11	674,445.38	957,858.33	0.00	3,786,504.82	14,674,447.43	0.00	10,887,942.61
2018-5	689,656,000.00	17,628,537.77	2,597,411.49	809,332.11	1,149,426.67	0.00	4,556,170.27	17,621,663.51	0.00	13,065,493.24
2018-7	603,451,000.00	15,425,021.67	2,284,674.30	708,167.94	1,005,751.66	0.00	3,998,593.90	15,430,938.37	0.00	11,432,344.47
2018-9	574,715,000.00	14,690,490.74	2,187,245.29	674,445.38	957,858.33	0.00	3,819,549.00	14,707,491.61	0.00	10,887,942.61

Total	2,442,537,000.00	62,434,540.92	9,223,532.19	2,866,390.81	4,070,894.99	0.00	16,160,817.99	62,434,540.92	0.00	46,273,722.93

Trust Total	14,442,553,000.00	369,171,139.05	38,834,229.26	16,948,771.37	24,070,921.64	0.00	79,853,922.27	369,171,139.05	0.00	289,317,216.78

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	306,736,598.13	63,693,104.28	243,043,493.85
Group 2	62,434,540.92	16,160,817.99	46,273,722.93

D.	Trust Performance

Delinquencies: (a)

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	55,082,887	0.20%	7,842	0.05%
61-90 Days Delinquent	38,687,892	0.14%	4,736	0.03%
91-120 Days Delinquent	30,442,910	0.11%	3,519	0.02%
120+ Days Delinquent	44,231,195	0.16%	4,951	0.03%
Total 30+ Days Delinquent	168,444,885	0.62%	21,048	0.14%

Loss Experience:

Ending Principal Receivables Balance	26,119,673,939.90
Defaulted Amount	31,956,630.33
Recoveries	10,908,554.21
Net Default Amount	21,048,076.12
Annualized Default Rate	1.44%
Annualized Recovery Rate	0.49%
Annualized Default Rate, Net of Recoveries	0.95%
Number of Accounts Experiencing a Loss	6,321
Number of Accounts Experiencing a Recovery	21,970
Average Net Default Amount per Account Experiencing a Loss	3,329.86

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 08, 2023 under CIK number 0001283434

F.	Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G.	Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H.	Credit Risk Retention (5)

	As of the last day of the Monthly Period	As of the last day of the Prior Monthly Period
Required Seller’s Interest Amount	648,692,950.00	648,692,950.00
Seller’s Interest Amount	11,677,120,939.90	12,788,643,692.93
Seller’s Interest Percentage	90.00%	98.57%

(5)	Only applies on or after the date compliance with respect to Regulation RR is required

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00

Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (1/17/23 to 2/14/23)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$0.00

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$0.00

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$0.00

	2.	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$0.00

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$0.00

		a.	Class A Monthly Interest	$0.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$0.00

		e.	Excess Spread	$0.00

	2.	Class B Available Funds		$0.00

		a.	Class B Monthly Interest	$0.00

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$0.00

	3.	Collateral Available Funds		$0.00

		a.	Excess Spread	$0.00

	4.	Total Excess Spread		$0.00

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		0.0000%

	2.	Series 2012-A Allocable Principal Collections		$0.00

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$0.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$0.00

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$0.00

	7.	Other amounts treated as Available Principal Collections		$0.00

	8.	Available Principal Collections (total of items 5, 6 & 7)		$0.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		$0.00

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$0.00

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$0.00

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$0.00

	10.	Applied to unpaid Monthly Servicing Fee	$0.00

	11.	Collateral Default Amount treated as Available Principal Collections	$0.00

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00

	16.	Applied to any remaining Collateral Minimum Monthly Interest	$0.00

	17.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00

		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$0.00

	18.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder	$0.00

O.	Funding of Interest Reserve Account on Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00

	3.	Deposited to Interest Reserve Account	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	N/A

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	6.6734%

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	N/A

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	29.4528%

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		0.00

	2.	Monthly Interest		0.00

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		0.00

Series 2018-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,077,421,888.38	571,430,000.00	505,991,888.38
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	27,540,357.01	14,606,521.71	12,933,835.30
Collections of Principal Receivables	530,010,841.90	281,100,744.89	248,910,097.01
Defaulted Amount	1,264,387.07	670,590.33	593,796.74

Ending Invested Amount / Transferor Amount	1,033,443,690.98	571,430,000.00	462,013,690.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	2,500,000.00	0.00	0.00	2,500,000.00
Reserve Account Opening Balance	2,500,000.00	0.00	0.00	2,500,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	2,500,000.00	0.00	0.00	2,500,000.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon January 17, 2023 to February 14, 2023	3.01000%	3.18000%	3.43000%
Monthly Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Investor Default Amount	586,765.07	25,147.58	58,677.68	670,590.33
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,674,265.07	117,649.43	223,680.98	3,015,595.48
Reallocated Investor Finance Charge Collections				14,589,108.69
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				28.6788%
Base Rate				5.1651%
Excess Spread Percentage				24.3043%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,655,181.51

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,668.30

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,573,513.21

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$12,765,438.19

		a.	Class A Monthly Interest	$1,254,166.67

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$586,765.07

		e.	Excess Spread	$10,924,506.45

	2.	Class B Available Funds		$547,101.15

		a.	Class B Monthly Interest	$56,786.85

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$490,314.30

	3.	Collateral Available Funds		$1,276,569.35

		a.	Excess Spread	$1,276,569.35

	4.	Total Excess Spread		$12,691,390.10

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2018-2 Allocable Principal Collections		$530,010,841.90

	3.	Principal Allocation Percentage of Series 2018-2 Allocable Principal Collections		$281,100,744.89

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$281,100,744.89

	6.	Shared Principal Collections from other Series allocated to Series 2018-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$670,590.33

	8.	Available Principal Collections (total of items 5, 6 and 7)		$281,771,335.22

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$281,771,335.22

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-2

	1.	Excess Spread		$12,691,390.10

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$25,147.58

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$81,668.30

	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33

	10.	Collateral Default Amount treated as Available Principal Collections		$58,677.68

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,573,513.21

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	5.1651%
		b.	Prior Monthly Period	4.5390%
		c.	Second Prior Monthly Period	4.9929%
	2.	Three Month Average Base Rate		4.8990%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	28.6788%

		b.	Prior Monthly Period	28.2541%
		c.	Second Prior Monthly Period	28.7566%
	4.	Three Month average Series Adjusted Portfolio Yield		28.5632%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$571,430,000.00
		Monthly Interest		$1,498,516.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$572,928,516.80

Series 2018-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,083,615,701.97	574,715,000.00	508,900,701.97
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	27,698,679.24	14,690,490.74	13,008,188.50
Collections of Principal Receivables	533,057,734.11	282,716,718.76	250,341,015.35
Defaulted Amount	1,271,655.70	674,445.38	597,210.32

Ending Invested Amount / Transferor Amount	1,039,384,685.54	574,715,000.00	464,669,685.54

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	2,500,000.00	0.00	0.00	2,500,000.00
Reserve Account Opening Balance	2,500,000.00	0.00	0.00	2,500,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	2,500,000.00	0.00	0.00	2,500,000.00
LIBOR Determination Date	January 13, 2023	January 13, 2023	January 13, 2023
Coupon January 17, 2023 to February 14, 2023	4.77443%	4.95443%	5.20443%
Monthly Interest Due	1,923,034.31	74,549.17	156,617.63	2,154,201.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,923,034.31	74,549.17	156,617.63	2,154,201.11
Investor Default Amount	586,765.07	21,920.37	65,759.94	674,445.38
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,343,132.71	127,601.21	315,770.90	3,786,504.82
Reallocated Investor Finance Charge Collections				14,674,447.43
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				28.6818%
Base Rate				6.8154%
Excess Spread Percentage				22.7339%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	1,923,034.31	74,549.17	156,617.63	2,154,201.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,923,034.31	74,549.17	156,617.63	2,154,201.11
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.85

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.85

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.99

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.99

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,044,560.24

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$156,617.63

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,887,942.61

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$12,766,716.92

		a.	Class A Monthly Interest	$1,923,034.31
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$586,765.07
		e.	Excess Spread	$10,256,917.54

	2.	Class B Available Funds		$476,939.01

		a.	Class B Monthly Interest	$74,549.17
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$402,389.84

	3.	Collateral Available Funds		$1,430,791.50

		a.	Excess Spread	$1,430,791.50

	4.	Total Excess Spread		$12,090,098.88

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2018-3 Allocable Principal Collections		$533,057,734.11

	3.	Principal Allocation Percentage of Series 2018-3 Allocable Principal Collections		$282,716,718.76

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$282,716,718.76

	6.	Shared Principal Collections from other Series allocated to Series 2018-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$674,445.38

	8.	Available Principal Collections (total of items 5, 6 and 7)		$283,391,164.14

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$283,391,164.14

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-3
	1.	Excess Spread		$12,090,098.88
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$21,920.37
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$156,617.63
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$65,759.94
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$10,887,942.61

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	6.8154%
		b.	Prior Monthly Period	6.4271%
		c.	Second Prior Monthly Period	6.1774%

	2.	Three Month Average Base Rate		6.4733%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	28.6818%
		b.	Prior Monthly Period	28.2526%
		c.	Second Prior Monthly Period	28.9567%

	4.	Three Month average Series Adjusted Portfolio Yield		28.6304%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$2,270,129.45
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$576,985,129.45

Series 2018-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,300,335,071.40	689,656,000.00	610,679,071.40
Beginning Adjusted Invested Amount	N/A	689,656,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	33,238,318.70	17,628,537.77	15,609,780.93
Collections of Principal Receivables	639,667,425.89	339,259,078.66	300,408,347.23
Defaulted Amount	1,525,982.41	809,332.11	716,650.30

Ending Invested Amount / Transferor Amount	1,247,258,005.61	689,656,000.00	557,602,005.61

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	3,000,000.00	0.00	0.00	3,000,000.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	3,000,000.00	0.00	0.00	3,000,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	3,000,000.00	0.00	0.00	3,000,000.00
LIBOR Determination Date	January 13, 2023	January 13, 2023	January 13, 2023
Coupon January 17, 2023 to February 14, 2023	4.79443%	5.00443%	5.25443%
Monthly Interest Due	2,317,307.83	90,358.60	189,745.06	2,597,411.49
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,317,307.83	90,358.60	189,745.06	2,597,411.49
Investor Default Amount	704,118.10	26,303.50	78,910.51	809,332.11
Investor Monthly Fees Due	1,000,000.00	37,356.67	112,070.00	1,149,426.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,021,425.93	154,018.77	380,725.57	4,556,170.27
Reallocated Investor Finance Charge Collections				17,621,663.51
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				28.7030%
Base Rate				6.8380%
Excess Spread Percentage				22.7339%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00
Distributions of Interest	2,317,307.83	90,358.60	189,745.06	2,597,411.49
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,317,307.83	90,358.60	189,745.06	2,597,411.49
Ending Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.86

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.86

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.03

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.03

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$10,255,238.30

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$189,745.06

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,065,493.24

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$15,330,828.86

		a.	Class A Monthly Interest	$2,317,307.83
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$704,118.10
		e.	Excess Spread	$12,309,402.93

	2.	Class B Available Funds		$572,708.66

		a.	Class B Monthly Interest	$90,358.60
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$482,350.06

	3.	Collateral Available Funds		$1,718,125.99

		a.	Excess Spread	$1,718,125.99

	4.	Total Excess Spread		$14,509,878.98

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2018-5 Allocable Principal Collections		$639,667,425.89

	3.	Principal Allocation Percentage of Series 2018-5 Allocable Principal Collections		$339,259,078.66

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$339,259,078.66

	6.	Shared Principal Collections from other Series allocated to Series 2018-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$809,332.11

	8.	Available Principal Collections (total of items 5, 6 and 7)		$340,068,410.77

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$67,242,000.00

	2.	Required Collateral Invested Amount		$67,242,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$340,068,410.77

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-5
	1.	Excess Spread		$14,509,878.98
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$26,303.50
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$189,745.06
	9.	Applied to unpaid Monthly Servicing Fee		$1,149,426.67
	10.	Collateral Default Amount treated as Available Principal Collections		$78,910.51
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$3,000,000.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$10,065,493.24

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.8380%
		b.	Prior Monthly Period	6.4497%
		c.	Second Prior Monthly Period	6.1999%
	2.	Three Month Average Base Rate		6.4959%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	28.7030%
		b.	Prior Monthly Period	28.2766%
		c.	Second Prior Monthly Period	28.9793%
	4.	Three Month average Series Adjusted Portfolio Yield		28.6530%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$689,656,000.00
		Monthly Interest		$2,741,034.47
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$692,397,034.47

Series 2018-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,137,796,958.44	603,451,000.00	534,345,958.44
Beginning Adjusted Invested Amount	N/A	603,451,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	29,083,625.25	15,425,021.67	13,658,603.58
Collections of Principal Receivables	559,710,852.69	296,852,677.68	262,858,175.01
Defaulted Amount	1,335,239.03	708,167.94	627,071.09

Ending Invested Amount / Transferor Amount	1,091,354,371.95	603,451,000.00	487,903,371.95

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2023	January 13, 2023	January 13, 2023
Coupon January 17, 2023 to February 14, 2023	4.81443%	5.02443%	5.35443%
Monthly Interest Due	2,036,102.69	79,382.78	169,188.83	2,284,674.30
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,036,102.69	79,382.78	169,188.83	2,284,674.30
Investor Default Amount	616,103.32	23,016.45	69,048.17	708,167.94
Investor Monthly Fees Due	875,000.00	32,688.33	98,063.33	1,005,751.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,527,206.01	135,087.56	336,300.33	3,998,593.90
Reallocated Investor Finance Charge Collections				15,430,938.37
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				28.7262%
Base Rate				6.8629%
Excess Spread Percentage				22.7339%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00
Distributions of Interest	2,036,102.69	79,382.78	169,188.83	2,284,674.30
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,036,102.69	79,382.78	169,188.83	2,284,674.30
Ending Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.88

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.88

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.05

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.05

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,601,533.30

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$169,188.83

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,432,344.47

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$13,424,855.78

		a.	Class A Monthly Interest	$2,036,102.69
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$616,103.32
		e.	Excess Spread	$10,772,649.77

	2.	Class B Available Funds		$501,527.04

		a.	Class B Monthly Interest	$79,382.78
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$422,144.26

	3.	Collateral Available Funds		$1,504,555.55

		a.	Excess Spread	$1,504,555.55

	4.	Total Excess Spread		$12,699,349.58

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2018-7 Allocable Principal Collections		$559,710,852.69

	3.	Principal Allocation Percentage of Series 2018-7 Allocable Principal Collections		$296,852,677.68

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$296,852,677.68

	6.	Shared Principal Collections from other Series allocated to Series 2018-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$708,167.94

	8.	Available Principal Collections (total of items 5, 6 and 7)		$297,560,845.62

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$58,838,000.00

	2.	Required Collateral Invested Amount		$58,838,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$297,560,845.62

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-7
	1.	Excess Spread		$12,699,349.58
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$23,016.45
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$169,188.83
	9.	Applied to unpaid Monthly Servicing Fee		$1,005,751.66
	10.	Collateral Default Amount treated as Available Principal Collections		$69,048.17
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,432,344.47

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	6.8629%
		b.	Prior Monthly Period	6.4746%
		c.	Second Prior Monthly Period	6.2248%

	2.	Three Month Average Base Rate		6.5208%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	28.7262%
		b.	Prior Monthly Period	28.3031%
		c.	Second Prior Monthly Period	29.0042%
	4.	Three Month average Series Adjusted Portfolio Yield		28.6778%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$603,451,000.00
		Monthly Interest		$2,418,248.89
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$605,869,248.89

Series 2018-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,083,615,701.97	574,715,000.00	508,900,701.97
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	27,698,679.24	14,690,490.74	13,008,188.50
Collections of Principal Receivables	533,057,734.11	282,716,718.76	250,341,015.35
Defaulted Amount	1,271,655.70	674,445.38	597,210.32

Ending Invested Amount / Transferor Amount	1,039,384,685.54	574,715,000.00	464,669,685.54

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2023	January 13, 2023	January 13, 2023
Coupon January 17, 2023 to February 14, 2023	4.83443%	5.04443%	5.45443%
Monthly Interest Due	1,947,200.97	75,903.40	164,140.92	2,187,245.29
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,947,200.97	75,903.40	164,140.92	2,187,245.29
Investor Default Amount	586,765.07	21,920.37	65,759.94	674,445.38
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,367,299.37	128,955.44	323,294.19	3,819,549.00
Reallocated Investor Finance Charge Collections				14,707,491.61
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				28.7495%
Base Rate				6.8877%
Excess Spread Percentage				22.7339%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	1,947,200.97	75,903.40	164,140.92	2,187,245.29
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,947,200.97	75,903.40	164,140.92	2,187,245.29
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.89

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.89

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.06

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.06

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,052,083.53

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$164,140.92

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,887,942.61

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$12,795,465.24

		a.	Class A Monthly Interest	$1,947,200.97
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$586,765.07
		e.	Excess Spread	$10,261,499.20

	2.	Class B Available Funds		$478,012.99

		a.	Class B Monthly Interest	$75,903.40
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$402,109.59

	3.	Collateral Available Funds		$1,434,013.38

		a.	Excess Spread	$1,434,013.38

	4.	Total Excess Spread		$12,097,622.17

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2018-9 Allocable Principal Collections		$533,057,734.11

	3.	Principal Allocation Percentage of Series 2018-9 Allocable Principal Collections		$282,716,718.76

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$282,716,718.76

	6.	Shared Principal Collections from other Series allocated to Series 2018-9		$0.00

	7.	Other amounts treated as Available Principal Collections:		$674,445.38

	8.	Available Principal Collections (total of items 5, 6 and 7)		$283,391,164.14

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$283,391,164.14

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-9

	1.	Excess Spread		$12,097,622.17
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$21,920.37
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$164,140.92
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$65,759.94
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$10,887,942.61

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.8877%
		b.	Prior Monthly Period	6.4995%
		c.	Second Prior Monthly Period	6.2497%
	2.	Three Month Average Base Rate		6.5457%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	28.7495%
		b.	Prior Monthly Period	28.3296%
		c.	Second Prior Monthly Period	29.0291%
	4.	Three Month average Series Adjusted Portfolio Yield		28.7027%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$2,314,458.86
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$577,029,458.86

Series 2021-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	5,925,809,073.17	3,142,859,000.00	2,782,950,073.17
Beginning Adjusted Invested Amount	N/A	3,142,859,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	151,471,674.39	80,335,716.06	71,135,958.33
Collections of Principal Receivables	2,915,054,065.32	1,546,051,145.35	1,369,002,919.97
Defaulted Amount	6,954,115.61	3,688,239.79	3,265,875.82

Ending Invested Amount / Transferor Amount	5,683,929,449.25	3,142,859,000.00	2,541,070,449.25

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon January 17, 2023 to February 14, 2023	0.90000%	1.10000%	2.77286%
Monthly Interest Due	2,062,500.00	108,036.50	635,449.85	2,805,986.35
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,062,500.00	108,036.50	635,449.85	2,805,986.35
Investor Default Amount	3,227,207.91	138,309.92	322,721.96	3,688,239.79
Investor Monthly Fees Due	4,583,333.33	196,430.00	458,335.00	5,238,098.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,873,041.24	442,776.42	1,416,506.81	11,732,324.47
Reallocated Investor Finance Charge Collections				75,386,525.60
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				26.8606%
Base Rate				3.2214%
Excess Spread Percentage				24.3043%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,750,000,000.00	117,858,000.00	275,001,000.00	3,142,859,000.00
Distributions of Interest	2,062,500.00	108,036.50	635,449.85	2,805,986.35
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,062,500.00	108,036.50	635,449.85	2,805,986.35
Ending Certificates Balance	2,750,000,000.00	117,858,000.00	275,001,000.00	3,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.75

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.75

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.92

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.92

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$64,289,650.98

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$635,449.85

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$63,654,201.13

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$65,963,170.92

		a.	Class A Monthly Interest	$2,062,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,227,207.91
		e.	Excess Spread	$60,673,463.01

	2.	Class B Available Funds		$2,827,013.60

		a.	Class B Monthly Interest	$108,036.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$2,718,977.10

	3.	Collateral Available Funds		$6,596,341.08

		a.	Excess Spread	$6,596,341.08

	4.	Total Excess Spread		$69,988,781.19

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2021-1 Allocable Principal Collections		$2,915,054,065.32

	3.	Principal Allocation Percentage of Series 2021-1 Allocable Principal Collections		$1,546,051,145.35

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$1,546,051,145.35

	6.	Shared Principal Collections from other Series allocated to Series 2021-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,688,239.79

	8.	Available Principal Collections (total of items 5, 6 and 7)		$1,549,739,385.14

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$275,001,000.00

	2.	Required Collateral Invested Amount		$275,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$1,549,739,385.14

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2021-1

	1.	Excess Spread		$69,988,781.19
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$138,309.92
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$188,571.60
	9.	Applied to unpaid Monthly Servicing Fee		$5,238,098.33
	10.	Collateral Default Amount treated as Available Principal Collections		$322,721.96
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$446,878.25
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$63,654,201.13

	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	3.2214%
		b.	Prior Monthly Period	2.8309%
		c.	Second Prior Monthly Period	3.1140%

	2.	Three Month Average Base Rate		3.0555%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	26.8606%
		b.	Prior Monthly Period	26.4358%
		c.	Second Prior Monthly Period	26.8778%
	4.	Three Month average Series Adjusted Portfolio Yield		26.7247%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$3,142,859,000.00
		Monthly Interest		$2,805,986.35
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$3,145,664,986.35

Series 2022-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,693,552,835.46	1,428,574,000.00	1,264,978,835.46
Beginning Adjusted Invested Amount	N/A	1,428,574,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	68,850,844.33	36,516,278.72	32,334,565.61
Collections of Principal Receivables	1,325,026,177.22	702,751,370.30	622,274,806.92
Defaulted Amount	3,160,965.46	1,676,474.66	1,484,490.80

Ending Invested Amount / Transferor Amount	2,583,607,418.93	1,428,574,000.00	1,155,033,418.93

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon January 17, 2023 to February 14, 2023	2.21000%	2.50000%	3.31714%
Monthly Interest Due	2,302,083.33	111,610.42	345,538.49	2,759,232.24
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,302,083.33	111,610.42	345,538.49	2,759,232.24
Investor Default Amount	1,466,912.69	62,869.53	146,692.44	1,676,474.66
Investor Monthly Fees Due	2,083,333.33	89,288.33	208,335.00	2,380,956.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,852,329.35	263,768.28	700,565.93	6,816,663.56
Reallocated Investor Finance Charge Collections				35,750,426.33
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				28.0835%
Base Rate				4.5287%
Excess Spread Percentage				24.3043%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	53,573,000.00	125,001,000.00	1,428,574,000.00
Distributions of Interest	2,302,083.33	111,610.42	345,538.49	2,759,232.24
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,302,083.33	111,610.42	345,538.49	2,759,232.24
Ending Certificates Balance	1,250,000,000.00	53,573,000.00	125,001,000.00	1,428,574,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.84

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.84

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.08

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.08

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$29,279,301.26

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$345,538.49

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$28,933,762.77

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$31,281,566.73

		a.	Class A Monthly Interest	$2,302,083.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,466,912.69
		e.	Excess Spread	$27,512,570.71

	2.	Class B Available Funds		$1,340,677.90

		a.	Class B Monthly Interest	$111,610.42
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,229,067.48

	3.	Collateral Available Funds		$3,128,181.70

		a.	Excess Spread	$3,128,181.70

	4.	Total Excess Spread		$31,869,819.89

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2022-1 Allocable Principal Collections		$1,325,026,177.22

	3.	Principal Allocation Percentage of Series 2022-1 Allocable Principal Collections		$702,751,370.30

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$702,751,370.30

	6.	Shared Principal Collections from other Series allocated to Series 2022-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,676,474.66

	8.	Available Principal Collections (total of items 5, 6 and 7)		$704,427,844.96

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$125,001,000.00

	2.	Required Collateral Invested Amount		$125,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$704,427,844.96

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-1
	1.	Excess Spread		$31,869,819.89
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$62,869.53
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$178,572.50
	9.	Applied to unpaid Monthly Servicing Fee		$2,380,956.66
	10.	Collateral Default Amount treated as Available Principal Collections		$146,692.44
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$166,965.99
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$28,933,762.77
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.5287%
		b.	Prior Monthly Period	3.9797%
		c.	Second Prior Monthly Period	4.3777%

	2.	Three Month Average Base Rate		4.2954%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	28.0835%
		b.	Prior Monthly Period	27.6588%
		c.	Second Prior Monthly Period	28.1414%

	4.	Three Month average Series Adjusted Portfolio Yield		27.9612%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,428,574,000.00
		Monthly Interest		$2,759,232.24
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,431,333,232.24

Series 2022-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	5,925,809,073.17	3,142,859,000.00	2,782,950,073.17
Beginning Adjusted Invested Amount	N/A	3,142,859,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	151,471,674.39	80,335,716.06	71,135,958.33
Collections of Principal Receivables	2,915,054,065.32	1,546,051,145.35	1,369,002,919.97
Defaulted Amount	6,954,115.61	3,688,239.79	3,265,875.82

Ending Invested Amount / Transferor Amount	5,683,929,449.25	3,142,859,000.00	2,541,070,449.25

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon January 17, 2023 to February 14, 2023	3.39000%	3.61000%	5.20286%
Monthly Interest Due	7,768,750.00	354,556.15	1,192,326.65	9,315,632.80
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	7,768,750.00	354,556.15	1,192,326.65	9,315,632.80
Investor Default Amount	3,227,207.91	138,309.92	322,721.96	3,688,239.79
Investor Monthly Fees Due	4,583,333.33	196,430.00	458,335.00	5,238,098.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	15,579,291.24	689,296.07	1,973,383.61	18,241,970.92
Reallocated Investor Finance Charge Collections				81,896,172.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				29.2993%
Base Rate				5.8283%
Excess Spread Percentage				24.3043%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,750,000,000.00	117,858,000.00	275,001,000.00	3,142,859,000.00
Distributions of Interest	7,768,750.00	354,556.15	1,192,326.65	9,315,632.80
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	7,768,750.00	354,556.15	1,192,326.65	9,315,632.80
Ending Certificates Balance	2,750,000,000.00	117,858,000.00	275,001,000.00	3,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.83

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.83

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.01

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.01

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$64,846,527.78

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$1,192,326.65

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$63,654,201.13

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$71,659,108.20

		a.	Class A Monthly Interest	$7,768,750.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,227,207.91
		e.	Excess Spread	$60,663,150.29

	2.	Class B Available Funds		$3,071,126.97

		a.	Class B Monthly Interest	$354,556.15
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$2,716,570.82

	3.	Collateral Available Funds		$7,165,936.88

		a.	Excess Spread	$7,165,936.88

	4.	Total Excess Spread		$70,545,657.99

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2022-2 Allocable Principal Collections		$2,915,054,065.32

	3.	Principal Allocation Percentage of Series 2022-2 Allocable Principal Collections		$1,546,051,145.35

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$1,546,051,145.35

	6.	Shared Principal Collections from other Series allocated to Series 2022-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,688,239.79

	8.	Available Principal Collections (total of items 5, 6 and 7)		$1,549,739,385.14

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$275,001,000.00

	2.	Required Collateral Invested Amount		$275,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$1,549,739,385.14

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-2

	1.	Excess Spread		$70,545,657.99
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$138,309.92
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$530,357.63
	9.	Applied to unpaid Monthly Servicing Fee		$5,238,098.33
	10.	Collateral Default Amount treated as Available Principal Collections		$322,721.96
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$661,969.02

	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$63,654,201.13
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	5.8283%
		b.	Prior Monthly Period	5.1219%
		c.	Second Prior Monthly Period	5.6341%
	2.	Three Month Average Base Rate		5.5281%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	29.2993%
		b.	Prior Monthly Period	28.8746%
		c.	Second Prior Monthly Period	29.3978%
	4.	Three Month average Series Adjusted Portfolio Yield		29.1905%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$3,142,859,000.00
		Monthly Interest		$9,315,632.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$3,152,174,632.80

Series 2022-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	4,848,398,497.70	2,571,435,000.00	2,276,963,497.70
Beginning Adjusted Invested Amount	N/A	2,571,435,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	123,931,606.55	65,729,347.71	58,202,258.84
Collections of Principal Receivables	2,385,048,788.53	1,264,953,352.01	1,120,095,436.52
Defaulted Amount	5,689,741.81	3,017,656.50	2,672,085.31

Ending Invested Amount / Transferor Amount	4,650,496,609.40	2,571,435,000.00	2,079,061,609.40

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon January 17, 2023 to February 14, 2023	3.75000%	4.07000%	5.79429%
Monthly Interest Due	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Investor Default Amount	2,640,442.84	113,163.51	264,050.15	3,017,656.50
Investor Monthly Fees Due	3,750,000.00	160,716.67	375,008.33	4,285,725.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	13,421,692.84	600,938.60	1,725,512.00	15,748,143.44
Reallocated Investor Finance Charge Collections				67,828,952.88
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				29.6761%
Base Rate				6.2311%
Excess Spread Percentage				24.3043%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,250,000,000.00	96,430,000.00	225,005,000.00	2,571,435,000.00
Distributions of Interest	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Ending Certificates Balance	2,250,000,000.00	96,430,000.00	225,005,000.00	2,571,435,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.13

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.13

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.39

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.39

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$53,167,262.96

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$1,086,453.52

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$52,080,809.44

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$59,350,185.39

		a.	Class A Monthly Interest	$7,031,250.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,640,442.84
		e.	Excess Spread	$49,678,492.55

	2.	Class B Available Funds		$2,543,617.06

		a.	Class B Monthly Interest	$327,058.42
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$2,216,558.64

	3.	Collateral Available Funds		$5,935,150.43

		a.	Excess Spread	$5,935,150.43

	4.	Total Excess Spread		$57,830,201.62

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2022-3 Allocable Principal Collections		$2,385,048,788.53

	3.	Principal Allocation Percentage of Series 2022-3 Allocable Principal Collections		$1,264,953,352.01

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$1,264,953,352.01

	6.	Shared Principal Collections from other Series allocated to Series 2022-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,017,656.50

	8.	Available Principal Collections (total of items 5, 6 and 7)		$1,267,971,008.51

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$225,005,000.00

	2.	Required Collateral Invested Amount		$225,005,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$1,267,971,008.51

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-3
	1.	Excess Spread		$57,830,201.62
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$113,163.51
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$488,581.20
	9.	Applied to unpaid Monthly Servicing Fee		$4,285,725.00
	10.	Collateral Default Amount treated as Available Principal Collections		$264,050.15
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$597,872.32
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$52,080,809.44
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	6.2311%
		b.	Prior Monthly Period	5.4758%
		c.	Second Prior Monthly Period	6.0234%

	2.	Three Month Average Base Rate		5.9101%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	29.6761%
		b.	Prior Monthly Period	29.2514%
		c.	Second Prior Monthly Period	29.7871%
	4.	Three Month average Series Adjusted Portfolio Yield		29.5715%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$2,571,435,000.00
		Monthly Interest		$8,444,761.94
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$2,579,879,761.94

Series 2022-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,154,841,891.27	1,142,859,000.00	1,011,982,891.27
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	53.0368%	46.9632%
Principal Allocation Percentage	N/A	53.0368%	46.9632%
Collections of Finance Charge Receivables	55,080,665.83	29,213,017.87	25,867,647.96
Collections of Principal Receivables	1,060,020,756.27	562,200,997.85	497,819,758.42
Defaulted Amount	2,528,771.93	1,341,179.49	1,187,592.44

Ending Invested Amount / Transferor Amount	2,066,885,573.44	1,142,859,000.00	924,026,573.44

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon January 17, 2023 to February 14, 2023	4.95000%	5.23000%	6.96800%
Monthly Interest Due	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Investor Default Amount	1,173,530.14	50,295.16	117,354.19	1,341,179.49
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,965,196.81	308,514.61	864,694.99	8,138,406.41
Reallocated Investor Finance Charge Collections				31,285,412.58
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				30.8498%
Base Rate				7.4857%
Excess Spread Percentage				24.3043%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.13

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.13

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.36

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$23,727,678.64

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$580,672.47

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,147,006.17

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,374,691.52

		a.	Class A Monthly Interest	$4,125,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,173,530.14
		e.	Excess Spread	$22,076,161.38

	2.	Class B Available Funds		$1,173,224.53

		a.	Class B Monthly Interest	$186,789.45
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$986,435.08

	3.	Collateral Available Funds		$2,737,496.53

		a.	Excess Spread	$2,737,496.53

	4.	Total Excess Spread		$25,800,092.99

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.0368%

	2.	Series 2022-4 Allocable Principal Collections		$1,060,020,756.27

	3.	Principal Allocation Percentage of Series 2022-4 Allocable Principal Collections		$562,200,997.85

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$562,200,997.85

	6.	Shared Principal Collections from other Series allocated to Series 2022-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,341,179.49

	8.	Available Principal Collections (total of items 5, 6 and 7)		$563,542,177.34

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$563,542,177.34

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-4

	1.	Excess Spread		$25,800,092.99
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$50,295.16
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$272,381.63
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$117,354.19
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$308,290.84
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,147,006.17
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.4857%
		b.	Prior Monthly Period	6.5784%
		c.	Second Prior Monthly Period	7.2362%
	2.	Three Month Average Base Rate		7.1001%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	30.8498%
		b.	Prior Monthly Period	30.4250%
		c.	Second Prior Monthly Period	33.0833%
	4.	Three Month average Series Adjusted Portfolio Yield		31.4527%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,859,000.00
		Monthly Interest		$4,892,461.92
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,147,751,461.92